ACCOUNTING POLICIES (Details 1) - Codere Online Business [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Contract amount	€ 125	€ 113
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	10 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	15 years